Litigation (Details Textual)	1 Months Ended		12 Months Ended							3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	May 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	Dec. 31, 2004	Dec. 31, 2012 Reservation Of Rights [Member] USD ($)	Dec. 31, 2012 Former Employee [Member] USD ($)	Dec. 31, 2012 Former Employee [Member] ILS	Dec. 31, 2004 Former Employee [Member] USD ($)	Jul. 31, 2011 Former Supplier [Member] USD ($)	Dec. 31, 2007 Former Supplier [Member] USD ($)	Dec. 31, 2007 Former Supplier [Member] EUR (€)
Percentage Of Purchase Of Outstanding Shares and Compensate By Stock Option Issued								1.75%
Stock-based compensation	$ 4,500,000		$ 8,874,000	$ 1,587,000	$ 1,242,000							$ 85,000
Litigation Settlement, Expense										27,000	100,000
Claiming Damages Interest and Legal and Litigation Costs														747,000	566,000
Interest and Legal and Litigation Costs													911,000		690,000
Percentage Of Maintain Equity Interest						1.45%	1.45%
Reimburse Salary Reductions						148,000	552,000
Loss Contingency Demanded On Termination		118,000
Litigation Compensation			$ 1,500,000						$ 500,000